JPMorgan BetaBuilders U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
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NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
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unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date
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solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 1.6%
Boeing Co. (The) *	18,141	2,890,043
General Dynamics Corp.	7,514	1,703,198
HEICO Corp.	1,380	217,640
HEICO Corp., Class A	2,453	313,199
Howmet Aerospace, Inc.	12,272	455,659
Huntington Ingalls Industries, Inc.	1,306	283,193
L3Harris Technologies, Inc.	6,282	1,507,491
Lockheed Martin Corp.	7,729	3,198,337
Northrop Grumman Corp.	4,773	2,285,790
Raytheon Technologies Corp.	48,518	4,522,363
Textron, Inc.	7,023	460,990
TransDigm Group, Inc. *	1,687	1,049,888
		18,887,791
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	4,155	459,959
Expeditors International of Washington, Inc.	5,474	581,612
FedEx Corp.	7,778	1,812,974
United Parcel Service, Inc., Class B	23,958	4,669,175
		7,523,720
Airlines — 0.1%
Delta Air Lines, Inc. *	20,921	665,288
Southwest Airlines Co. *	19,348	737,546
United Airlines Holdings, Inc. *	10,660	391,755
		1,794,589
Auto Components — 0.1%
Aptiv plc *	8,831	926,284
BorgWarner, Inc.	7,812	300,449
Lear Corp.	1,950	294,723
		1,521,456
Automobiles — 2.4%
Ford Motor Co.	128,842	1,892,689
General Motors Co. *	47,564	1,724,671
Lucid Group, Inc. * (a)	18,495	337,534
Rivian Automotive, Inc., Class A *	5,238	179,663
Tesla, Inc. *	27,384	24,411,467
		28,546,024
Banks — 3.5%
Bank of America Corp.	231,321	7,820,963
Citigroup, Inc.	63,355	3,288,124
Citizens Financial Group, Inc.	15,991	607,178
Comerica, Inc.	4,262	331,456
East West Bancorp, Inc.	4,623	331,839
Fifth Third Bancorp	22,378	763,537
First Republic Bank	5,853	952,342
Huntington Bancshares, Inc.	46,947	623,926

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
JPMorgan Chase & Co. (b)	95,833	11,055,295
KeyCorp	30,419	556,668
M&T Bank Corp.	5,851	1,038,260
PNC Financial Services Group, Inc. (The)	13,499	2,240,024
Regions Financial Corp.	30,481	645,587
Signature Bank	2,045	379,491
SVB Financial Group *	1,921	775,219
Truist Financial Corp.	43,429	2,191,862
US Bancorp	44,121	2,082,511
Wells Fargo & Co.	123,669	5,425,359
Zions Bancorp NA	4,932	269,041
		41,378,682
Beverages — 1.7%
Brown-Forman Corp., Class A	1,829	132,420
Brown-Forman Corp., Class B	5,953	441,832
Coca-Cola Co. (The)	127,292	8,168,328
Constellation Brands, Inc., Class A	5,301	1,305,689
Keurig Dr Pepper, Inc.	24,056	931,929
Molson Coors Beverage Co., Class B	6,144	367,104
Monster Beverage Corp. *	12,270	1,222,337
PepsiCo, Inc.	45,120	7,894,195
		20,463,834
Biotechnology — 2.2%
AbbVie, Inc.	57,644	8,272,490
Alnylam Pharmaceuticals, Inc. *	3,937	559,212
Amgen, Inc.	17,430	4,313,402
Biogen, Inc. *	4,783	1,028,632
BioMarin Pharmaceutical, Inc. *	6,043	520,000
Exact Sciences Corp. *	5,746	259,145
Gilead Sciences, Inc.	40,931	2,445,627
Horizon Therapeutics plc *	7,495	621,860
Incyte Corp. *	6,143	477,188
Moderna, Inc. *	11,291	1,852,740
Neurocrine Biosciences, Inc. *	3,126	294,250
Regeneron Pharmaceuticals, Inc. *	3,527	2,051,621
Seagen, Inc. *	4,394	790,832
Vertex Pharmaceuticals, Inc. *	8,348	2,340,863
		25,827,862
Building Products — 0.4%
Allegion plc	2,868	303,147
Carrier Global Corp.	27,682	1,121,951
Fortune Brands Home & Security, Inc.	4,263	297,046
Johnson Controls International plc	22,691	1,223,272
Lennox International, Inc.	1,070	256,297
Masco Corp.	7,702	426,537

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Owens Corning	3,172	294,171
Trane Technologies plc	7,638	1,122,710
		5,045,131
Capital Markets — 3.1%
Ameriprise Financial, Inc.	3,584	967,393
Bank of New York Mellon Corp. (The)	24,246	1,053,731
BlackRock, Inc.	4,638	3,103,657
Blackstone, Inc.	22,867	2,334,035
Carlyle Group, Inc. (The)	4,597	178,869
Charles Schwab Corp. (The)	49,199	3,397,191
CME Group, Inc.	11,720	2,337,906
Coinbase Global, Inc., Class A * (a)	1,069	67,304
FactSet Research Systems, Inc.	1,240	532,803
Franklin Resources, Inc.	9,128	250,564
Goldman Sachs Group, Inc. (The)	11,212	3,737,969
Intercontinental Exchange, Inc.	18,206	1,856,830
Invesco Ltd.	10,986	194,892
Jefferies Financial Group, Inc.	6,244	203,367
KKR & Co., Inc.	19,338	1,072,486
MarketAxess Holdings, Inc.	1,236	334,684
Moody's Corp.	5,232	1,623,228
Morgan Stanley	45,651	3,848,379
MSCI, Inc.	2,642	1,271,700
Nasdaq, Inc.	3,769	681,812
Northern Trust Corp.	6,798	678,304
Raymond James Financial, Inc.	6,351	625,383
S&P Global, Inc.	11,323	4,267,978
SEI Investments Co.	3,392	187,781
State Street Corp.	11,976	850,775
T. Rowe Price Group, Inc.	7,417	915,777
		36,574,798
Chemicals — 1.7%
Air Products and Chemicals, Inc.	7,227	1,793,958
Albemarle Corp.	3,825	934,486
Celanese Corp.	3,535	415,398
CF Industries Holdings, Inc.	6,804	649,714
Corteva, Inc.	23,610	1,358,755
Dow, Inc.	23,744	1,263,418
DuPont de Nemours, Inc.	16,583	1,015,377
Eastman Chemical Co.	4,205	403,386
Ecolab, Inc.	8,106	1,338,868
FMC Corp.	4,115	457,176
International Flavors & Fragrances, Inc.	8,320	1,032,096
Linde plc (United Kingdom)	16,424	4,960,048
LyondellBasell Industries NV, Class A	8,441	752,262
Mosaic Co. (The)	11,820	622,441
PPG Industries, Inc.	7,709	996,697

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Sherwin-Williams Co. (The)	7,804	1,888,100
Westlake Corp.	1,080	105,127
		19,987,307
Commercial Services & Supplies — 0.4%
Cintas Corp.	2,842	1,209,242
Copart, Inc. *	6,983	894,522
Republic Services, Inc.	6,801	943,027
Rollins, Inc.	7,394	285,187
Waste Management, Inc.	12,472	2,052,392
		5,384,370
Communications Equipment — 0.7%
Arista Networks, Inc. *	7,348	856,997
Cisco Systems, Inc.	135,545	6,149,677
F5, Inc. *	1,971	329,867
Juniper Networks, Inc.	10,550	295,716
Motorola Solutions, Inc.	5,461	1,302,940
		8,935,197
Construction & Engineering — 0.1%
Quanta Services, Inc.	4,677	648,840
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	2,028	714,018
Vulcan Materials Co.	4,327	715,383
		1,429,401
Consumer Finance — 0.5%
Ally Financial, Inc.	10,548	348,823
American Express Co.	19,910	3,066,538
Capital One Financial Corp.	12,830	1,409,119
Discover Financial Services	9,159	925,059
Synchrony Financial	16,369	548,034
		6,297,573
Containers & Packaging — 0.3%
Amcor plc	49,035	635,003
Avery Dennison Corp.	2,660	506,624
Ball Corp.	10,427	765,550
Crown Holdings, Inc.	4,002	406,923
International Paper Co.	12,083	516,790
Packaging Corp. of America	3,047	428,439
Sealed Air Corp.	4,772	291,665
Westrock Co.	8,321	352,477
		3,903,471
Distributors — 0.1%
Genuine Parts Co.	4,613	705,189

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Distributors — continued
LKQ Corp.	8,483	465,208
Pool Corp.	1,306	467,156
		1,637,553
Diversified Financial Services — 1.6%
Apollo Global Management, Inc.	12,189	695,992
Berkshire Hathaway, Inc., Class B *	59,033	17,745,320
Equitable Holdings, Inc.	11,565	328,793
Voya Financial, Inc.	3,327	200,152
		18,970,257
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	233,571	4,386,463
Lumen Technologies, Inc.	30,336	330,359
Verizon Communications, Inc.	137,016	6,328,769
		11,045,591
Electric Utilities — 1.9%
Alliant Energy Corp.	8,176	498,164
American Electric Power Co., Inc.	16,758	1,651,668
Avangrid, Inc.	2,270	110,617
Constellation Energy Corp.	10,659	704,560
Duke Energy Corp.	25,124	2,761,881
Edison International	12,426	842,110
Entergy Corp.	6,623	762,506
Evergy, Inc.	7,483	510,790
Eversource Energy	11,256	993,004
Exelon Corp.	31,981	1,486,797
FirstEnergy Corp.	18,635	765,898
NextEra Energy, Inc.	64,085	5,414,542
NRG Energy, Inc.	7,742	292,260
PG&E Corp. *	49,291	535,300
Pinnacle West Capital Corp.	3,678	270,223
PPL Corp.	24,003	698,007
Southern Co. (The)	34,659	2,664,931
Xcel Energy, Inc.	17,770	1,300,409
		22,263,667
Electrical Equipment — 0.6%
AMETEK, Inc.	7,527	929,584
Eaton Corp. plc	13,011	1,930,702
Emerson Electric Co.	19,380	1,745,557
Generac Holdings, Inc. *	2,073	556,186
Hubbell, Inc.	1,742	381,533
Plug Power, Inc. * (a)	16,985	362,460
Rockwell Automation, Inc.	3,799	969,809
Sensata Technologies Holding plc	5,123	227,820
		7,103,651

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	19,476	1,502,184
CDW Corp.	4,416	801,636
Cognex Corp.	5,656	288,343
Corning, Inc.	24,806	911,869
Flex Ltd. *	15,144	254,419
Keysight Technologies, Inc. *	5,929	964,055
TE Connectivity Ltd. (Switzerland)	10,500	1,404,165
Teledyne Technologies, Inc. *	1,534	600,408
Trimble, Inc. *	8,155	566,202
Zebra Technologies Corp., Class A *	1,707	610,577
		7,903,858
Energy Equipment & Services — 0.3%
Baker Hughes Co.	30,507	783,725
Halliburton Co.	29,426	862,182
Schlumberger NV	46,121	1,707,860
		3,353,767
Entertainment — 1.3%
Activision Blizzard, Inc.	25,511	2,039,605
AMC Entertainment Holdings, Inc., Class A * (a)	16,858	245,453
Electronic Arts, Inc.	9,166	1,202,854
Live Nation Entertainment, Inc. *	4,472	420,323
Netflix, Inc. *	14,498	3,260,600
Playtika Holding Corp. *	3,355	41,166
Roku, Inc. *	3,908	256,052
Take-Two Interactive Software, Inc. *	5,159	684,754
Walt Disney Co. (The) *	59,429	6,305,417
Warner Bros Discovery, Inc. *	72,052	1,080,780
		15,537,004
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	4,846	803,370
American Tower Corp.	15,163	4,106,595
AvalonBay Communities, Inc.	4,559	975,352
Boston Properties, Inc.	4,644	423,347
Camden Property Trust	3,481	491,169
Crown Castle International Corp.	14,134	2,553,448
Digital Realty Trust, Inc.	9,293	1,230,858
Duke Realty Corp.	12,547	784,940
Equinix, Inc.	2,965	2,086,589
Equity LifeStyle Properties, Inc.	5,634	414,212
Equity Residential	11,174	875,930
Essex Property Trust, Inc.	2,140	613,174
Extra Space Storage, Inc.	4,391	832,182
Federal Realty OP LP	2,327	245,754
Healthpeak Properties, Inc.	17,593	486,095
Host Hotels & Resorts, Inc.	23,316	415,258
Invitation Homes, Inc.	19,920	777,478

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Iron Mountain, Inc.	9,472	459,297
Kimco Realty Corp.	20,154	445,605
Mid-America Apartment Communities, Inc.	3,774	700,945
Prologis, Inc.	24,157	3,202,252
Public Storage	4,973	1,623,237
Realty Income Corp.	19,633	1,452,646
Regency Centers Corp.	5,069	326,596
SBA Communications Corp.	3,520	1,181,981
Simon Property Group, Inc.	10,709	1,163,426
Sun Communities, Inc.	3,962	649,610
UDR, Inc.	9,760	472,384
Ventas, Inc.	13,033	700,915
VICI Properties, Inc.	31,414	1,074,045
Vornado Realty Trust	5,191	157,754
Welltower, Inc.	14,815	1,279,127
Weyerhaeuser Co.	24,286	882,067
WP Carey, Inc.	6,283	561,072
		34,448,710
Food & Staples Retailing — 1.4%
Albertsons Cos., Inc., Class A	3,483	93,518
Costco Wholesale Corp.	14,466	7,830,446
Kroger Co. (The)	21,399	993,770
Sysco Corp.	16,612	1,410,359
Walgreens Boots Alliance, Inc.	23,382	926,395
Walmart, Inc.	45,809	6,049,078
		17,303,566
Food Products — 1.1%
Archer-Daniels-Midland Co.	18,363	1,519,906
Bunge Ltd.	4,943	456,387
Campbell Soup Co.	6,586	325,019
Conagra Brands, Inc.	15,646	535,250
General Mills, Inc.	19,652	1,469,773
Hershey Co. (The)	4,769	1,087,141
Hormel Foods Corp.	9,255	456,642
J M Smucker Co. (The)	3,540	468,413
Kellogg Co.	8,277	611,836
Kraft Heinz Co. (The)	23,168	853,277
Lamb Weston Holdings, Inc.	4,722	376,155
McCormick & Co., Inc. (Non-Voting)	8,158	712,601
Mondelez International, Inc., Class A	45,157	2,891,854
Tyson Foods, Inc., Class A	9,502	836,271
		12,600,525
Gas Utilities — 0.1%
Atmos Energy Corp.	4,535	550,504
UGI Corp.	6,847	295,516
		846,020

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	57,130	6,218,029
ABIOMED, Inc. *	1,495	438,050
Align Technology, Inc. *	2,382	669,270
Baxter International, Inc.	16,432	963,901
Becton Dickinson and Co.	9,305	2,273,304
Boston Scientific Corp. *	46,633	1,914,285
Cooper Cos., Inc. (The)	1,609	526,143
DENTSPLY SIRONA, Inc.	7,035	254,386
Dexcom, Inc. *	12,814	1,051,773
Edwards Lifesciences Corp. *	20,290	2,039,957
Hologic, Inc. *	8,132	580,462
IDEXX Laboratories, Inc. *	2,730	1,089,761
Insulet Corp. *	2,262	560,524
Intuitive Surgical, Inc. *	11,706	2,694,370
Medtronic plc	43,759	4,048,583
Novocure Ltd. *	2,933	199,415
ResMed, Inc.	4,778	1,149,204
STERIS plc	3,264	736,522
Stryker Corp.	10,981	2,358,170
Teleflex, Inc.	1,536	369,347
Zimmer Biomet Holdings, Inc.	6,834	754,405
		30,889,861
Health Care Providers & Services — 3.2%
agilon health, Inc. *	1,594	39,898
AmerisourceBergen Corp.	4,915	717,246
Cardinal Health, Inc.	8,877	528,714
Centene Corp. *	19,081	1,773,961
Cigna Corp.	10,350	2,849,976
CVS Health Corp.	42,774	4,092,616
DaVita, Inc. *	1,973	166,048
Elevance Health, Inc.	7,858	3,749,052
HCA Healthcare, Inc.	7,424	1,577,006
Henry Schein, Inc. *	4,505	355,129
Humana, Inc.	4,132	1,991,624
Laboratory Corp. of America Holdings	3,016	790,765
McKesson Corp.	4,750	1,622,505
Molina Healthcare, Inc. *	1,917	628,239
Quest Diagnostics, Inc.	3,832	523,336
UnitedHealth Group, Inc.	30,615	16,603,739
Universal Health Services, Inc., Class B	2,195	246,872
		38,256,726
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	4,559	1,019,301
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A *	12,480	1,385,030
Aramark	8,395	280,393
Booking Holdings, Inc. *	1,323	2,560,918

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Caesars Entertainment, Inc. *	7,002	319,921
Carnival Corp. *	31,798	288,090
Chipotle Mexican Grill, Inc. *	916	1,432,826
Darden Restaurants, Inc.	4,078	507,670
Domino's Pizza, Inc.	1,184	464,258
Expedia Group, Inc. *	4,939	523,781
Hilton Worldwide Holdings, Inc.	9,079	1,162,748
Las Vegas Sands Corp. *	11,225	423,070
Marriott International, Inc., Class A	8,975	1,425,410
McDonald's Corp.	24,135	6,356,435
MGM Resorts International	11,544	377,835
Royal Caribbean Cruises Ltd. *	7,328	283,667
Starbucks Corp.	37,423	3,172,722
Vail Resorts, Inc.	1,321	313,249
Wynn Resorts Ltd. *	3,451	219,069
Yum! Brands, Inc.	9,308	1,140,602
		22,637,694
Household Durables — 0.3%
DR Horton, Inc.	10,444	814,945
Garmin Ltd.	4,969	485,074
Lennar Corp., Class A	8,435	716,975
Lennar Corp., Class B	482	32,718
Mohawk Industries, Inc. *	1,675	215,204
Newell Brands, Inc.	12,003	242,581
NVR, Inc. *	94	412,951
PulteGroup, Inc.	7,753	338,186
Whirlpool Corp.	1,841	318,254
		3,576,888
Household Products — 1.3%
Church & Dwight Co., Inc.	7,909	695,755
Clorox Co. (The)	4,006	568,211
Colgate-Palmolive Co.	27,347	2,153,303
Kimberly-Clark Corp.	10,992	1,448,636
Procter & Gamble Co. (The)	78,273	10,872,902
		15,738,807
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	21,780	483,952
Vistra Corp.	14,097	364,407
		848,359
Industrial Conglomerates — 0.8%
3M Co.	18,556	2,657,962
General Electric Co.	35,907	2,653,886
Honeywell International, Inc.	22,215	4,275,499
		9,587,347

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 2.1%
Aflac, Inc.	19,339	1,108,125
Alleghany Corp. *	431	360,954
Allstate Corp. (The)	8,977	1,050,040
American Financial Group, Inc.	2,172	290,353
American International Group, Inc.	25,846	1,338,047
Aon plc, Class A	6,919	2,013,706
Arch Capital Group Ltd. *	12,257	544,211
Arthur J Gallagher & Co.	6,849	1,225,902
Brown & Brown, Inc.	7,651	498,080
Chubb Ltd.	13,829	2,608,702
Cincinnati Financial Corp.	4,864	473,462
Everest Re Group Ltd.	1,287	336,357
Fidelity National Financial, Inc.	9,151	365,674
Globe Life, Inc.	2,956	297,758
Hartford Financial Services Group, Inc. (The)	10,725	691,441
Lincoln National Corp.	5,266	270,356
Loews Corp.	6,351	369,946
Markel Corp. *	435	564,256
Marsh & McLennan Cos., Inc.	16,382	2,685,993
MetLife, Inc.	22,556	1,426,667
Principal Financial Group, Inc.	7,673	513,631
Progressive Corp. (The)	19,081	2,195,460
Prudential Financial, Inc.	12,238	1,223,677
Reinsurance Group of America, Inc.	2,191	253,674
Travelers Cos., Inc. (The)	7,824	1,241,669
W R Berkley Corp.	6,832	427,205
Willis Towers Watson plc	3,632	751,606
		25,126,952
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A *	196,149	22,816,052
Alphabet, Inc., Class C *	179,999	20,995,083
InterActiveCorp. *	2,733	187,210
Match Group, Inc. *	9,321	683,323
Meta Platforms, Inc., Class A *	74,837	11,906,567
Pinterest, Inc., Class A *	18,749	365,231
Snap, Inc., Class A *	35,616	351,886
Twitter, Inc. *	24,886	1,035,506
ZoomInfo Technologies, Inc., Class A *	9,881	374,391
		58,715,249
Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc. *	285,486	38,526,336
DoorDash, Inc., Class A *	5,449	380,068
eBay, Inc.	18,276	888,762
Etsy, Inc. *	4,151	430,542
MercadoLibre, Inc. (Brazil) *	1,519	1,236,025
		41,461,733

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — 4.6%
Accenture plc, Class A	20,666	6,329,169
Akamai Technologies, Inc. *	5,226	502,846
Automatic Data Processing, Inc.	13,625	3,285,260
Block, Inc., Class A *	16,423	1,249,133
Broadridge Financial Solutions, Inc.	3,828	614,585
Cloudflare, Inc., Class A *	9,168	461,334
Cognizant Technology Solutions Corp., Class A	17,012	1,156,136
DXC Technology Co. *	7,983	252,263
EPAM Systems, Inc. *	1,870	653,097
Fidelity National Information Services, Inc.	19,934	2,036,457
Fiserv, Inc. *	18,986	2,006,440
FleetCor Technologies, Inc. *	2,528	556,388
Gartner, Inc. *	2,625	696,885
Global Payments, Inc.	9,176	1,122,408
GoDaddy, Inc., Class A *	5,270	390,929
International Business Machines Corp.	29,349	3,838,556
Jack Henry & Associates, Inc.	2,369	492,207
Mastercard, Inc., Class A	28,025	9,914,965
MongoDB, Inc. *	2,208	689,934
Okta, Inc. *	4,913	483,685
Paychex, Inc.	10,473	1,343,476
PayPal Holdings, Inc. *	37,784	3,269,449
Snowflake, Inc., Class A *	7,893	1,183,240
SS&C Technologies Holdings, Inc.	7,223	427,385
Twilio, Inc., Class A *	5,599	474,795
VeriSign, Inc. *	3,118	589,801
Visa, Inc., Class A	53,689	11,387,974
		55,408,797
Leisure Products — 0.0% ^
Hasbro, Inc.	4,271	336,213
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	9,785	1,312,168
Avantor, Inc. *	19,921	578,107
Bio-Rad Laboratories, Inc., Class A *	702	395,408
Bio-Techne Corp.	1,281	493,544
Charles River Laboratories International, Inc. *	1,655	414,644
Danaher Corp.	21,105	6,151,474
Illumina, Inc. *	5,129	1,111,352
IQVIA Holdings, Inc. *	6,173	1,483,187
Mettler-Toledo International, Inc. *	734	990,702
PerkinElmer, Inc.	4,121	631,214
Thermo Fisher Scientific, Inc.	12,760	7,635,712
Waters Corp. *	1,963	714,591
West Pharmaceutical Services, Inc.	2,406	826,605
		22,738,708
Machinery — 1.5%
Caterpillar, Inc.	17,405	3,450,541

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Cummins, Inc.	4,598	1,017,583
Deere & Co.	9,104	3,124,311
Dover Corp.	4,713	630,034
Fortive Corp.	11,690	753,421
IDEX Corp.	2,487	519,161
Illinois Tool Works, Inc.	9,255	1,922,819
Ingersoll Rand, Inc.	13,244	659,551
Otis Worldwide Corp.	13,801	1,078,824
PACCAR, Inc.	11,341	1,037,928
Parker-Hannifin Corp.	4,189	1,210,998
Pentair plc	5,403	264,153
Snap-on, Inc.	1,733	388,279
Stanley Black & Decker, Inc.	4,920	478,864
Westinghouse Air Brake Technologies Corp.	5,949	556,053
Xylem, Inc.	5,872	540,400
		17,632,920
Media — 0.9%
Charter Communications, Inc., Class A *	3,786	1,635,931
Comcast Corp., Class A	145,869	5,473,005
DISH Network Corp., Class A *	8,174	141,982
Fox Corp., Class A	10,159	336,365
Fox Corp., Class B	4,726	146,033
Interpublic Group of Cos., Inc. (The)	12,849	383,800
Liberty Broadband Corp., Class A *	682	73,608
Liberty Broadband Corp., Class C *	4,263	464,369
Liberty Media Corp.-Liberty SiriusXM, Class A *	2,611	104,048
Liberty Media Corp.-Liberty SiriusXM, Class C *	5,144	204,834
News Corp., Class A	12,669	217,147
News Corp., Class B	3,923	67,789
Omnicom Group, Inc.	6,717	469,115
Paramount Global, Class A	294	7,950
Paramount Global, Class B	19,840	469,216
Sirius XM Holdings, Inc. (a)	29,527	197,240
		10,392,432
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	47,276	1,491,558
Newmont Corp.	25,890	1,172,299
Nucor Corp.	8,683	1,179,151
Southern Copper Corp. (Peru)	2,784	138,643
Steel Dynamics, Inc.	5,846	455,287
		4,436,938
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	50,938	350,453
Multiline Retail — 0.5%
Dollar General Corp.	7,462	1,853,784

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multiline Retail — continued
Dollar Tree, Inc. *	7,350	1,215,396
Target Corp.	15,094	2,466,058
		5,535,238
Multi-Utilities — 0.9%
Ameren Corp.	8,423	784,350
CenterPoint Energy, Inc.	20,546	651,103
CMS Energy Corp.	9,459	650,117
Consolidated Edison, Inc.	11,564	1,147,958
Dominion Energy, Inc.	26,470	2,170,010
DTE Energy Co.	6,331	824,929
NiSource, Inc.	13,240	402,496
Public Service Enterprise Group, Inc.	16,280	1,069,108
Sempra Energy	10,260	1,701,108
WEC Energy Group, Inc.	10,295	1,068,724
		10,469,903
Oil, Gas & Consumable Fuels — 4.0%
Cheniere Energy, Inc.	7,714	1,153,860
Chevron Corp.	64,095	10,497,479
ConocoPhillips	42,209	4,112,423
Continental Resources, Inc.	1,898	130,753
Coterra Energy, Inc.	26,282	803,966
Devon Energy Corp.	20,026	1,258,634
Diamondback Energy, Inc.	5,447	697,325
EOG Resources, Inc.	19,106	2,124,969
Exxon Mobil Corp.	137,430	13,321,090
Hess Corp.	9,039	1,016,616
Kinder Morgan, Inc.	63,623	1,144,578
Marathon Oil Corp.	23,079	572,359
Marathon Petroleum Corp.	17,659	1,618,624
Occidental Petroleum Corp.	29,050	1,910,037
ONEOK, Inc.	14,569	870,352
Phillips 66	15,706	1,397,834
Pioneer Natural Resources Co.	7,348	1,741,109
Targa Resources Corp.	7,438	514,040
Texas Pacific Land Corp.	210	385,109
Valero Energy Corp.	13,310	1,474,349
Williams Cos., Inc. (The)	39,739	1,354,703
		48,100,209
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	7,554	2,062,997
Olaplex Holdings, Inc. *	2,324	39,973
		2,102,970
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	69,463	5,124,980
Catalent, Inc. *	5,845	661,070
Elanco Animal Health, Inc. *	15,471	313,442

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Eli Lilly & Co.	25,738	8,485,561
Jazz Pharmaceuticals plc *	2,027	316,334
Johnson & Johnson	85,858	14,983,938
Merck & Co., Inc.	82,497	7,370,282
Pfizer, Inc.	183,070	9,246,866
Royalty Pharma plc, Class A	11,777	512,182
Viatris, Inc.	39,547	383,210
Zoetis, Inc.	15,343	2,800,865
		50,198,730
Professional Services — 0.4%
Clarivate plc *	12,718	184,284
CoStar Group, Inc. *	12,927	938,371
Dun & Bradstreet Holdings, Inc. *	4,949	77,996
Equifax, Inc.	3,984	832,297
Jacobs Engineering Group, Inc.	4,197	576,248
Leidos Holdings, Inc.	4,463	477,541
Nielsen Holdings plc	11,728	280,886
TransUnion	6,268	496,614
Verisk Analytics, Inc.	5,153	980,358
		4,844,595
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	10,664	913,052
Zillow Group, Inc., Class A *	1,185	41,475
Zillow Group, Inc., Class C *	5,331	185,945
		1,140,472
Road & Rail — 1.0%
CSX Corp.	70,947	2,293,716
JB Hunt Transport Services, Inc.	2,725	499,411
Lyft, Inc., Class A *	9,844	136,438
Norfolk Southern Corp.	7,774	1,952,596
Old Dominion Freight Line, Inc.	2,990	907,495
Uber Technologies, Inc. *	55,107	1,292,259
Union Pacific Corp.	20,481	4,655,331
		11,737,246
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc. *	52,879	4,995,479
Analog Devices, Inc.	17,077	2,936,561
Applied Materials, Inc.	28,817	3,054,026
Broadcom, Inc.	13,316	7,130,452
Enphase Energy, Inc. *	4,413	1,254,086
Entegris, Inc.	4,858	533,894
Intel Corp.	133,410	4,844,117
KLA Corp.	4,867	1,866,689
Lam Research Corp.	4,526	2,265,308
Marvell Technology, Inc.	27,757	1,545,510
Microchip Technology, Inc.	18,137	1,248,914

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Micron Technology, Inc.	36,438	2,254,055
Monolithic Power Systems, Inc.	1,421	660,367
NVIDIA Corp.	81,699	14,838,989
NXP Semiconductors NV (China)	8,555	1,573,093
ON Semiconductor Corp. *	14,179	946,874
Qorvo, Inc. *	3,539	368,304
QUALCOMM, Inc.	36,539	5,300,347
Skyworks Solutions, Inc.	5,245	571,076
SolarEdge Technologies, Inc. *	1,816	653,996
Teradyne, Inc.	5,223	526,948
Texas Instruments, Inc.	30,083	5,381,548
		64,750,633
Software — 9.5%
Adobe, Inc. *	15,422	6,324,871
ANSYS, Inc. *	2,843	793,169
AppLovin Corp., Class A * (a)	1,180	41,937
Autodesk, Inc. *	7,098	1,535,439
Bentley Systems, Inc., Class B	6,123	242,471
Bill.com Holdings, Inc. *	3,019	407,807
Cadence Design Systems, Inc. *	9,000	1,674,720
Ceridian HCM Holding, Inc. *	4,485	245,643
Citrix Systems, Inc.	4,078	413,550
Crowdstrike Holdings, Inc., Class A *	6,971	1,279,876
Datadog, Inc., Class A *	8,403	857,190
DocuSign, Inc. *	6,518	417,022
Dynatrace, Inc. *	6,435	242,149
Fortinet, Inc. *	21,705	1,294,703
HubSpot, Inc. *	1,490	458,920
Intuit, Inc.	9,237	4,213,642
Microsoft Corp.	244,006	68,502,244
NortonLifeLock, Inc.	18,989	465,800
Oracle Corp.	51,361	3,997,940
Palantir Technologies, Inc., Class A *	53,348	552,152
Palo Alto Networks, Inc. *	3,214	1,604,107
Paycom Software, Inc. *	1,574	520,191
Paylocity Holding Corp. *	1,295	266,679
PTC, Inc. *	3,443	424,797
RingCentral, Inc., Class A *	2,781	137,632
Roper Technologies, Inc.	3,462	1,511,752
Salesforce, Inc. *	32,408	5,963,720
ServiceNow, Inc. *	6,535	2,918,923
Splunk, Inc. *	5,245	545,008
Synopsys, Inc. *	4,985	1,831,988
Trade Desk, Inc. (The), Class A *	14,432	649,440
Tyler Technologies, Inc. *	1,349	538,251
UiPath, Inc., Class A *	9,052	165,923
Unity Software, Inc. * (a)	5,414	202,430

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
VMware, Inc., Class A	6,585	765,177
Workday, Inc., Class A *	6,480	1,005,048
Zoom Video Communications, Inc., Class A *	7,415	770,122
Zscaler, Inc. *	2,621	406,412
		114,188,845
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	1,989	385,110
AutoZone, Inc. *	647	1,382,891
Bath & Body Works, Inc.	7,779	276,466
Best Buy Co., Inc.	6,596	507,826
Burlington Stores, Inc. *	2,164	305,405
CarMax, Inc. *	5,233	520,893
Home Depot, Inc. (The)	33,707	10,143,785
Lowe's Cos., Inc.	21,575	4,132,260
O'Reilly Automotive, Inc. *	2,152	1,514,126
Ross Stores, Inc.	11,454	930,752
TJX Cos., Inc. (The)	38,326	2,344,018
Tractor Supply Co.	3,644	697,753
Ulta Beauty, Inc. *	1,698	660,369
		23,801,654
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	501,662	81,525,092
Dell Technologies, Inc., Class C	8,956	403,557
Hewlett Packard Enterprise Co.	42,412	603,947
HP, Inc.	34,359	1,147,247
NetApp, Inc.	7,250	517,142
Seagate Technology Holdings plc	6,450	515,871
Western Digital Corp. *	10,226	502,097
		85,214,953
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc. *	3,806	1,181,801
NIKE, Inc., Class B	41,392	4,756,769
Tapestry, Inc.	8,206	275,968
VF Corp.	10,540	470,927
		6,685,465
Tobacco — 0.6%
Altria Group, Inc.	59,075	2,591,029
Philip Morris International, Inc.	50,584	4,914,236
		7,505,265
Trading Companies & Distributors — 0.2%
Fastenal Co.	18,777	964,387
United Rentals, Inc. *	2,331	752,144
Watsco, Inc.	1,074	294,222
WW Grainger, Inc.	1,393	757,137
		2,767,890

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Water Utilities — 0.1%
American Water Works Co., Inc.	5,922	920,516
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	19,212	2,748,469
Total Common Stocks (Cost $1,182,380,785)		1,189,032,646
Short Term Investments — 0.5%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d) (Cost $5,083,288)	5,083,288	5,083,288
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	501,652	501,401
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	940,907	940,907
Total Investment of Cash Collateral from Securities Loaned (Cost $1,442,308)		1,442,308
Total Short Term Investments (Cost $6,525,596)		6,525,596
Total Investments — 100.0% (Cost $1,188,906,381)		1,195,558,242
Liabilities in Excess of Other Assets — (0.0)% ^		(37,885)
NET ASSETS — 100.0%		1,195,520,357

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $1,396,866.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	30	09/16/2022	USD	6,197,250	366,574

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,195,558,242	$—	$—	$1,195,558,242
Appreciation in Other Financial Instruments
Futures Contracts (a)	$366,574	$—	$—	$366,574

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$9,582,475	$6,318,890	$834,083	$(22,326)	$(3,989,661)	$11,055,295	95,833	$235,570	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (b) (c)	—	16,000,000	15,500,000	1,401	—	501,401	501,652	4,067	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	2,841,848	20,506,703	18,265,263	—	—	5,083,288	5,083,288	14,832	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	561,034	32,912,560	32,532,687	—	—	940,907	940,907	4,151	—
Total	$12,985,357	$75,738,153	$67,132,033	$(20,925)	$(3,989,661)	$17,580,891		$258,620	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.